Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Net Loss per Share [Abstract]
Schedule of Basic and Diluted Loss per Share	The components of basic and diluted loss per share were as follows:
	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023

Net loss available for common shareholders (A)	$(3,351,975)	$(12,402,287)	$(5,883,554)	$(41,183,419)
Weighted average outstanding shares of Common Stock (B)	756,980	4,828	721,249	4,828
Common Stock and Common Stock equivalents (C)	756,980	4,828	721,249	4,828

Loss per share
Basic (A/B)	$(4.43)	$(2,568.82)	$(8.16)	$(8,530.12)
Diluted (A/C)	$(4.43)	$(2,568.82)	$(8.16)	$(8,530.12)
The components of basic and diluted loss per share were as follows:
	March 31, 2024	March 31, 2023
Net loss available for common shareholders (A)	$(34,277,251)	$(62,032,076)
Weighted average outstanding shares of common stock (B)	167,277	5,342
Dilutive effect of stock-based awards	-	-
Common stock and common stock equivalents (C)	167,277	5,342

Loss per share
Basic (A/B)	$(204.91)	$(11,612.14)
Diluted (A/C)	$(204.91)	$(11,612.14)

Schedule of Diluted Loss per Share Anti-Dilutive	The following potentially dilutive outstanding securities as of September 30, 2024 and September 30, 2023 were excluded from the computation of diluted loss per share because their effect would have been anti-dilutive for the periods presented, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.
	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Convertible preferred stock	-	112,660,326	-	112,660,326
Preferred stock warrants	-	36,501,508	-	36,501,508
Stock options*	204	3,607	204	3,607
SSCPN	-	69,609,903	-	69,609,903
Public warrants	11,500,000	-	11,500,000	-
Private warrants	1,698,449	-	1,194,128	-
Derivative financial instruments	-	83,531,884	-	83,531,884
Total	13,198,653	302,307,228	12,694,332	302,307,228
*	The computation of diluted earnings per common share excludes the 204 Common Stock options (20,425 prior to Reverse Stock Split) for the three months and six months ended September 2024 respectively and 360,690 Common Stock options (3,607 prior to Reverse Stock Split) for the three and six months ended September 2023 respectively and the 1,698,449 private warrants (93,040,952 prior to Reverse Stock Split) for the three months and six months ended September 2024 respectively and 1,194,128 private warrants (71,970,284 prior to Reverse Stock Split) for the three and six months ended September 2023 respectively.
The following potentially dilutive outstanding securities as of March 31, 2024 and March 31, 2023 were excluded from the computation of diluted loss per share because their effect would have been anti-dilutive for the periods presented, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.
As at	March 31, 2024	March 31, 2023
Convertible preferred stock	-	3,201,201
Preferred stock warrants	-	1,037,177
Stock options	204	146
SSCPN	-	15,307
Public warrants	11,500,000	-
Private warrants	380,011	-
Unsecured convertible note	33,058	-
Derivative financial instruments	-	18,369
Total	11,913,273	4,272,200